Note 14 - Commitments and Contingencies (Details) - Future Commitments under Capital Lease Agreement (USD $)	Dec. 31, 2013
Note 14 - Commitments and Contingencies (Details) - Future Commitments under Capital Lease Agreement [Line Items]
2014	$ 4,076
4,076
Principal Payment [Member]
Note 14 - Commitments and Contingencies (Details) - Future Commitments under Capital Lease Agreement [Line Items]
2014	3,951
3,951
Interest Payment [Member]
Note 14 - Commitments and Contingencies (Details) - Future Commitments under Capital Lease Agreement [Line Items]
2014	125
$ 125